Stock-based Compensation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 08, 2022	May 25, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 106,000	$ 41,000		$ 605,000	$ 629,000
Share-based payment arrangement, nonvested award, cost not yet recognized, amount, total			$ 509,000			$ 612,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition (Year)			1 year 2 months 12 days			1 year 4 months 24 days
Stock options outstanding (in shares)						796,958
Stock options outstanding, weighted average exercise price (in dollars per share)						$ 3.58
Stock options outstanding, Weighted average remaining contractual term (Year)						7 years 8 months 15 days	9 years 4 months 24 days
Stock options vested (in shares)						658,219	298,462
Stock options vested, weighted average exercise price (in dollars per share)						$ 3.67	$ 2.97
Stock options vested, Weighted average remaining contractual term (Year)						7 years 7 months 2 days	9 years 4 months 24 days
Stock options cancelled (in shares)						4,173
Share-based compensation arrangement by share-based payment award, options, exercises in period (in shares)						0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares assumed	301,380
Share-based compensation arrangement by share-based payment award, expiration period (Year)					10 years
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share	$ 2.97
Number of options shares converted	499,751
Share-Based Payment Arrangement, Option [Member] | Gresham Worldwide Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding (in shares)	100,000
Share-Based Payment Arrangement, Option [Member] | Gresham Worldwide Inc [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross (in shares)		100,000
Exercise price per share		$ 14.84
Percentage of options vested		50.00%
Percentage of remaining options to be vested		50.00%
Share-based compensation arrangement by share-based payment award, award vesting period (Year)		3 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding						249,875	249,875
Shares vested						48,587	131,878
Restricted Stock [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of converted shares	249,875
Restricted Stock [Member] | Gresham Worldwide Inc [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	50,000
Restricted Stock [Member] | Gresham Worldwide Inc [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period (Year)		3 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)		50,000